Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2017
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

The following table (in millions) provides supplemental disclosure of cash flow information:

	Nine Months Ended September 30,
	2017	2016
Cash paid during the period for interest, net of amounts capitalized	$459	$139

The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate) was $247 million and $295 million as of September 30, 2017 and 2016, respectively.